Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 26,255	₱ 21,790
Costs [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	39,916	35,625
Costs [Member] | Retail subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	17,216	15,676
Costs [Member] | Corporate subscribers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	15,151	13,079
Costs [Member] | Foreign administrations [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	1,058	1,341
Costs [Member] | Domestic carriers [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	296	241
Costs [Member] | Dealers agents and others [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	6,195	5,288
Accumulated provision for expected credit losses [Member]
Disclosure Of Financial Assets [Line Items]
Trade and other receivables	₱ 13,661	₱ 13,835